MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
Marketable securities held by the Company are listed equity securities considered to be available-for-sale securities.

(in thousands of $)	2016	2015
Balance at start of the year	13,853	—
Shares acquired as a result of stock dividends	—	10,632
Shares acquired upon the Merger	—	12,803
Impairment loss	(7,233)	(9,369)
Unrealized gain (loss) recorded in other comprehensive income	1,808	(213)
	8,428	13,853